PRIVATE PLACEMENT (Details) - USD ($)		12 Months Ended
	Mar. 09, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 16,759,000	$ 0
Tailwind Two Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable to purchase Class A ordinary shares		19,300,000
Aggregate purchase price		$ 11,700,000
Private Placement [Member] | Private Placement Warrants | Tailwind Two Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable to purchase Class A ordinary shares	7,800,000	7,800,000
Price of warrants	$ 1.50	$ 1.50
Aggregate purchase price	$ 11,700,000,000	$ 11,700,000
Number of shares per warrant		1
Exercise price of warrant		$ 11.50